Income taxes (Tables)	12 Months Ended
Mar. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2021 $	2020 $
Recovery of income taxes based on the combined statutory income tax rate of 27.0% (2020 - 27.0%)	(167,000)	(1,251,000)
Changes in unrecognized deferred tax assets	(414,000)	1,384,000
Financing costs	(1,000)	(316,000)
Non-deductible items and tax adjustments	582,000	183,000

Recovery of income taxes	—	—

Disclosure of detailed information about non-capital losses available [Table Text Block]
$

2026	800,000
2027	1,124,000
2028	1,344,000
2029	1,596,000
2030	2,691,000
2031	4,358,000
2032	5,327,000
2033	4,606,000
2034	5,507,000
2035	5,623,000
2036	4,895,000
2037	4,612,000
2038	5,303,000
2039	5,215,000
2040	4,472,000
2041	5,282,000
62,755,000

Disclosure of detailed information about deferred taxes [Table Text Block]
	2021 $	2020 $
Deferred income tax assets (liability)
SR&ED expenditures	4,073,000	4,073,000
Losses from operations carried forward	16,943,000	15,668,000
Investment in Merit Foods	(918,000)	215,000
Deferred development costs	(962,000)	(386,000)
Interest expense	—	(2,000)
Financing costs	245,000	334,000
Property and equipment	245,000	132,000
Right-of-Use assets/liability	(5,000)	—
Unrecognized deferred income tax assets	19,621,000	20,034,000